Schedule of Investments (unaudited) December 31, 2020	iShares® Global Materials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 10.7%
BHP Group Ltd.	724,920	$23,734,691
BHP Group PLC	519,742	13,676,374
Fortescue Metals Group Ltd.	408,746	7,390,031
James Hardie Industries PLC(a)	109,245	3,221,905
Newcrest Mining Ltd.	200,940	3,997,328
Rio Tinto Ltd.	91,349	8,023,816
South32 Ltd.	1,190,028	2,268,165

		62,312,310

Belgium — 0.8%
Solvay SA	17,985	2,131,897
Umicore SA	49,010	2,356,071

		4,487,968

Brazil — 2.4%
Vale SA, ADR	845,268	14,166,692

Canada — 7.3%
Agnico Eagle Mines Ltd.	59,788	4,204,401
Barrick Gold Corp.	437,522	9,959,292
CCL Industries Inc., Class B, NVS	36,639	1,661,984
First Quantum Minerals Ltd.	135,563	2,431,408
Franco-Nevada Corp.	46,960	5,882,901
Kinross Gold Corp.	309,916	2,272,069
Kirkland Lake Gold Ltd.	68,103	2,811,788
Nutrien Ltd.	140,056	6,732,362
Teck Resources Ltd., Class B	114,369	2,073,724
Wheaton Precious Metals Corp.	110,350	4,604,557

		42,634,486

Chile — 0.4%
Empresas CMPC SA	278,515	733,037
Sociedad Quimica y Minera de Chile SA, ADR	29,678	1,456,893

		2,189,930

Denmark — 1.0%
Chr Hansen Holding A/S(a)	25,308	2,605,890
Novozymes A/S, Class B	51,703	2,970,362

		5,576,252

Finland — 1.3%
Stora Enso OYJ, Class R	150,561	2,882,104
UPM-Kymmene OYJ	131,343	4,896,673

		7,778,777

France — 3.6%
Air Liquide SA	116,542	19,143,373
Arkema SA	16,385	1,874,475

		21,017,848

Germany — 5.0%
BASF SE	226,021	17,898,185
Covestro AG(b)	43,649	2,695,972
HeidelbergCement AG	36,000	2,696,606
LANXESS AG	21,526	1,652,981
Symrise AG	31,636	4,195,972

		29,139,716

Ireland — 7.7%
CRH PLC(a)	193,178	8,041,067
Linde PLC	129,158	34,034,424
Smurfit Kappa Group PLC	63,484	2,954,789

		45,030,280

Security	Shares	Value

Japan — 7.9%
Asahi Kasei Corp.	343,200	$3,505,297
JFE Holdings Inc.(a)	142,300	1,361,736
Mitsubishi Chemical Holdings Corp.	348,800	2,108,780
Mitsui Chemicals Inc.	50,400	1,476,681
Nippon Paint Holdings Co. Ltd.	48,800	5,355,262
Nippon Steel Corp.(a)	233,829	3,007,651
Nitto Denko Corp.	39,100	3,495,501
Oji Holdings Corp.	247,800	1,408,868
Shin-Etsu Chemical Co. Ltd.	97,400	17,018,703
Sumitomo Chemical Co. Ltd.	407,400	1,637,571
Sumitomo Metal Mining Co. Ltd.	67,300	2,984,810
Toray Industries Inc.	401,300	2,374,489

		45,735,349

Mexico — 0.9%
Cemex SAB de CV, CPO, NVS(a)	3,715,384	1,914,983
Grupo Mexico SAB de CV, Series B	785,400	3,315,744

		5,230,727

Netherlands — 2.9%
Akzo Nobel NV	47,436	5,099,422
ArcelorMittal SA(a)	170,970	3,949,513
Koninklijke DSM NV	44,555	7,675,750

		16,724,685

Norway — 0.6%
Norsk Hydro ASA	336,034	1,564,400
Yara International ASA	42,244	1,756,477

		3,320,877

Peru — 0.2%
Southern Copper Corp.	20,937	1,363,417

South Korea — 2.4%
LG Chem Ltd.	11,639	8,828,625
POSCO	19,739	4,942,473

		13,771,098

Sweden — 0.8%
Boliden AB	67,306	2,388,170
Svenska Cellulosa AB SCA, Class B(a)	147,342	2,570,957

		4,959,127

Switzerland — 4.5%
Clariant AG, Registered	60,646	1,291,202
Givaudan SA, Registered	1,954	8,245,285
LafargeHolcim Ltd., Registered	125,613	6,909,106
Sika AG, Registered	34,890	9,543,981

		25,989,574

Taiwan — 1.2%
Formosa Plastics Corp.	1,080,720	3,707,788
Nan Ya Plastics Corp.	1,385,940	3,546,483

		7,254,271

United Kingdom — 9.2%
Amcor PLC	385,358	4,535,664
Anglo American PLC	335,438	11,116,981
Croda International PLC	35,104	3,165,116
DS Smith PLC(a)	337,809	1,729,782
Glencore PLC(a)	2,692,046	8,574,145
Johnson Matthey PLC	48,741	1,615,692
Mondi PLC	119,166	2,800,961
Rio Tinto PLC	265,752	19,870,843

		53,409,184

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Global Materials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States — 28.5%
Air Products & Chemicals Inc.	54,391	$14,860,709
Albemarle Corp.	26,164	3,859,713
Avery Dennison Corp.	20,514	3,181,927
Ball Corp.(c)	80,496	7,500,617
Celanese Corp.	28,764	3,737,594
CF Industries Holdings Inc.	52,569	2,034,946
Corteva Inc.	183,961	7,122,970
Dow Inc.	182,532	10,130,526
DuPont de Nemours Inc.	180,587	12,841,542
Eastman Chemical Co.	33,336	3,342,934
Ecolab Inc.	61,111	13,221,976
FMC Corp.	31,931	3,669,830
Freeport-McMoRan Inc.	357,524	9,302,774
International Flavors & Fragrances Inc.	26,285	2,860,859
International Paper Co.	96,733	4,809,565
LyondellBasell Industries NV, Class A	63,191	5,792,087
Martin Marietta Materials Inc.	15,296	4,343,605
Mosaic Co. (The)	84,880	1,953,089
Newmont Corp.	197,692	11,839,774
Nucor Corp.	74,138	3,943,400
Packaging Corp. of America	23,333	3,217,854
PPG Industries Inc.	58,125	8,382,788
Sealed Air Corp.	38,270	1,752,383
Sherwin-Williams Co. (The)	20,116	14,783,450
Vulcan Materials Co.	32,609	4,836,241
Westrock Co.	64,634	2,813,518

		166,136,671

Total Common Stocks — 99.3% (Cost: $524,377,561)		578,229,239

Preferred Stocks

Brazil — 0.2%
Gerdau SA, Preference Shares, ADR	259,925	1,213,850

South Korea — 0.1%
LG Chem Ltd., Preference Shares, NVS	1,875	658,485

Total Preferred Stocks — 0.3% (Cost: $2,306,510)		1,872,335

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(d)(e)(f)	2,149,533	2,150,823
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	610,000	610,000

		2,760,823

Total Short-Term Investments — 0.5% (Cost: $2,760,823)		2,760,823

Total Investments in Securities — 100.1% (Cost: $529,444,894)		582,862,397

Other Assets, Less Liabilities — (0.1)%		(699,875)

Net Assets — 100.0%		$582,162,522

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Global Materials ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,089,098	$1,061,404	(a)	$—	$647	$(326)	$2,150,823	2,149,533	$11,660	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	227,000	383,000	(a)	—	—	—	610,000	610,000	443		—

					$647	$(326)	$2,760,823		$12,103		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
FTSE 100 Index	7	03/19/21	$614	$(7,257)
MSCI Emerging Markets E-Mini Index	8	03/19/21	515	13,779
S&P 500 E-Mini Index	3	03/19/21	562	16,374
S&P/TSX 60 Index	1	03/18/21	162	(809)

				$22,087

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$578,229,239	$—	$—	$578,229,239
Preferred Stocks	1,872,335	—	—	1,872,335
Money Market Funds	2,760,823	—	—	2,760,823

	$582,862,397	$—	$—	$582,862,397

Derivative financial instruments(a)
Assets Futures Contracts	$30,153	$—	$—	$30,153
Liabilities Futures Contracts	(8,066)	—	—	(8,066)

	$22,087	$—	$—	$22,087

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Global Materials ETF

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

NVS	Non-Voting Shares

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